Transfers of Financial Assets - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2020 CAD ($) Customer	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)
Disclosure of continuing involvement in derecognised financial assets [line items]
Trading income recognized	$ 1,404,000,000	$ 1,047,000,000	$ 1,052,000,000
Retained interests [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	$ 14,000,000	19,000,000
Trading income recognized		1,000,000
Canada Emergency Business Account Program [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Canada emergency business account loan description	Under the Canada Emergency Business Account (CEBA) Program, with funding provided by Her Majesty in Right of Canada (the "Government of Canada") and Export Development Canada (EDC) as the Government of Canada's agent, the Bank provides loans to its eligible business banking customers. Under the CEBA Program, eligible businesses receive a $40,000 interest-free loan until December 31, 2022. If $30,000 is repaid on or before December 31, 2022, the remaining amount of the loan is eligible for complete forgiveness. If the loan is not repaid by December 31, 2022, it will be extended for an additional 3-year term bearing an interest rate of 5% per annum. The funding provided to the Bank by the Government of Canada in respect of the CEBA Program represents an obligation to pass-through collections on the CEBA loans and is otherwise non-recourse to the Bank. Accordingly, the Bank is required to remit all collections of principal and interest on the CEBA loans to the Government of Canada but is not required to repay amounts that its customers fail to pay or that have been forgiven. The Bank receives an administration fee to recover the costs to administer the program for the Government of Canada. The Bank continues to work with the Government of Canada as further amendments to the CEBA Program are contemplated. Loans issued under the program are not recognized on the Bank's Consolidated Balance Sheet, as the Bank transfers substantially all risks and rewards in respect of the loans to the Government of Canada. As of October 31, 2020, the Bank had provided approximately 184,000 customers with CEBA loans and had funded approximately $7.3 billion in loans under the program.
Enrolled customers | Customer	184,000
Funded loans outstanding	$ 7,300,000,000
Canada Emergency Business Account Program [member] | Top of range [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
CEBA Loan Eligible Amount	40,000
Servicing rights [member] | U.S. residential mortgages originated by the Bank [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	56,000,000	51,000,000
Carrying value of assets the Bank has continuing involvement	61,000,000	52,000,000
Gain or loss on sale of the loans	$ 78,000,000	$ 14,000,000